NATURE AND CONTINUANCE OF OPERATIONS (Details Narrative) - CAD ($)	Jan. 31, 2022	Jan. 31, 2021	Feb. 01, 2020
Nature And Continuance Of Operations
Cash	$ 474,317	$ 60,486	$ 13,054
Working capital	$ 379,864